Fair Values of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 2,072,759.4	$ 31,962.3	₨ 1,862,550.9
Fair Value	2,111,385.6	32,558.0	1,878,684.4
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,049,111.1		1,841,714.5
Fair Value	2,087,324.6	32,187.0	1,857,625.1
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	419,320.5	6,466.0	297,154.7
Fair Value	419,540.6	$ 6,469.4	297,241.0
Debt securities, other than asset and mortgage-backed securities | Debentures | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	171,180.6		39,028.0
Fair Value	171,270.9		39,234.6
Debt securities, other than asset and mortgage-backed securities | Commercial paper | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	248,139.9		258,126.7
Fair Value	₨ 248,269.7		₨ 258,006.4